Schedule of Potentially Dilutive Shares Excluded from Computation of Net Loss Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive common share equivalents	271,198	160,314
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive common share equivalents	38,028	38,222
Common Stock Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive common share equivalents	215,134	97,039
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive common share equivalents	18,036	25,053